Prepayments and Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2022
Prepaid Expense and Other Assets [Abstract]
Summary of Prepayment And Other Assets
Prepayments and other current assets consist of the
following:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
			(Note 2)
Deductible value-added tax input	40,690	9,871	1,474
Prepayments for CRO and other services	4,614	7,465	1,115
Deferred expenses	531	6,263	935
Prepayment for raw materials	2,335	4,468	667
Deposits	4,083	3,352	500
Others	206	574	85

	52,459	31,993	4,776